Oil and Gas Properties	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Oil and gas properties	OIL AND GAS PROPERTIES

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2023	$15,526,017	$(8,906,984)	$6,619,033
Capital expenditures	1,256,633	—	1,256,633
Property acquisitions	16,437	—	16,437
Transfers from exploration and evaluation assets (note 5)	3,131	—	3,131
Transfers from lease assets (note 8)	8,210	—	8,210
Change in asset retirement obligations (note 11)	25,253	—	25,253
Divestitures	(187,103)	135,742	(51,361)
Foreign currency translation	794,766	(378,871)	415,895
Depletion	—	(1,372,063)	(1,372,063)
Balance, December 31, 2024	$17,443,344	$(10,522,176)	$6,921,168
Capital expenditures	1,205,141	—	1,205,141
Property acquisitions	2,147	—	2,147
Transfers from exploration and evaluation assets (note 5)	11,737	—	11,737
Change in asset retirement obligations (note 11)	(11,311)	—	(11,311)
Divestitures (note 7)	(10,838,470)	6,250,607	(4,587,863)
Impairment loss	—	(148,000)	(148,000)
Foreign currency translation	(450,006)	230,586	(219,420)
Depletion (1)	—	(1,255,164)	(1,255,164)
Balance, December 31, 2025	$7,362,582	$(5,444,147)	$1,918,435
(1)Inclusive of depletion expense related to continuing operations of $480.0 million (2024 - $473.8 million) and discontinued operations $775.1 million (2024 - $898.3 million).

At December 31, 2025, the Company assessed its oil and gas properties for indicators of impairment or impairment reversal and concluded that the estimation of recoverable amount was not required for three of five CGUs. The Company identified indicators of impairment for oil and gas properties in its Viking CGU due to negative technical revisions in proved plus probable reserves. The recoverable amount for the Viking CGU was not sufficient to support its carrying value which resulted in an impairment of $148.0 million recorded at December 31, 2025. The Company identified indicators of impairment reversal for oil and gas properties in its Lloydminster CGU due to a decrease in the asset-specific discount rate. The recoverable amount for the Lloydminster CGU supports its carrying value and no impairment reversal was recorded at December 31, 2025. The recoverable amount is based on a fair value less costs of disposal model using estimated cash flows associated with proved plus probable reserves from an independent reserve report prepared as at December 31, 2025 utilizing a discount rate based on Baytex's corporate weighted average cost of capital adjusted for asset specific factors. The after-tax discount rates applied to the cash flows were between 12% and 14%.
At December 31, 2025, the recoverable amount of the Viking and Lloydminster CGUs were calculated using the following benchmark reference prices for the years 2026 to 2035 adjusted for commodity differentials specific to the CGUs. The prices and costs subsequent to 2035 have been adjusted for inflation at an annual rate of 2.0%.

	2026	2027	2028	2029	2030	2031	2032	2033	2034	2035
WTI crude oil (US$/bbl)	59.92	65.10	70.28	71.93	73.37	74.84	76.34	77.87	79.42	81.01
WCS heavy oil ($/bbl)	65.13	70.43	76.90	78.71	80.29	81.90	83.53	85.20	86.91	88.65
Edmonton par oil ($/bbl)	77.54	83.60	90.17	92.32	94.17	96.06	97.98	99.93	101.93	103.97
AECO gas ($/mmbtu)	3.00	3.30	3.49	3.58	3.65	3.72	3.80	3.88	3.95	4.03

The following table demonstrates the sensitivity of the estimated recoverable amount of the Lloydminster and Viking CGUs to reasonably possible changes in key assumptions inherent in the calculation.

	Recoverable amount	Impairment loss (reversal)	Change in discount rate of 1%	Change in oil price of $2.50/bbl	Change in gas price of $0.25/mcf
Lloydminster CGU	$327,216	$—	$27,250	$82,500	$500
Viking CGU	407,201	148,000	19,000	45,500	3,500

At December 31, 2024, the Company assessed its oil and gas properties for indicators of impairment or impairment reversal and concluded that the estimation of recoverable amount was not required for any of its CGUs.